Climate change (Tables)	12 Months Ended
Dec. 31, 2025
Climate Change
Schedule of scenario of the strategic plan

Brent price US$/Barrel	2035	2050
Business Plan	70	70
APS 2024	67	58
NZE 2025	33	25

Schedule of carrying amounts of long-term assets

Operating segment	12.31.2025	12.31.2024
E&P	1,497	994
RT&M	90	23
G&LCE	42	19
Total	1,629	1,036

Schedule of investments

FPSO	Field	Petrobras’ interest	Start of operations
P-78	Búzios	89%	2025
P-79			2026 (1)
P-80			2027 (1)
P-82
P-83
P-84	Atapu 2	66%	2029 (1)
P-85	Sépia 2	55%	2030 (1)
(1) Expected.